Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

December 8, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Preliminary Proxy Statement for the Registrants Listed on Appendix A

(each, a “Registrant” and, collectively, the “Registrants”)

Dear Sir or Madam:

On behalf of the above-referenced Registrants, transmitted herewith, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Joint Special Meeting of Shareholders, Proxy Statement and forms of Proxy Card with regard to the Registrants’ upcoming Joint Special Meeting of Shareholders (“Proxy Materials”).

The definitive Proxy Materials are expected to be mailed to shareholders on or about December 23, 2020.

If you have any questions or comments concerning the foregoing or the enclosed, please contact the undersigned at 617-672-6573.

Very truly yours,

/s/ Sarah H. McLaughlin

Sarah H. McLaughlin

Assistant Vice President, Counsel

Appendix A

Registrant	1933 Act File Number	Investment Company Act of 1940 File Number

Eaton Vance Growth Trust	002-22019	811-01241
Eaton Vance Investment Trust	033-01121	811-04443
Eaton Vance Municipals Trust	033-00572	811-04409
Eaton Vance Municipals Trust II	033-71320	811-08134
Eaton Vance Mutual Funds Trust	002-90946	811-04015
Eaton Vance NextShares Trust	333-197733	811-22982
Eaton Vance NextShares Trust II	333-197734	811-22983
Eaton Vance Series Fund, Inc.	333-182175	811-22714
Eaton Vance Series Trust	N/A	811-02589
Eaton Vance Series Trust II	002-42722	811-02258
Eaton Vance Special Investment Trust	002-27962	811-01545
Eaton Vance Variable Trust	333-44010	811-10067
Core Bond Portfolio	N/A	811-09833
Emerging Markets Local Income Portfolio	N/A	811-22048
Eaton Vance Floating Rate Portfolio	N/A	811-09987
Global Income Builder Portfolio	N/A	811-23145
Global Macro Absolute Return Advantage Portfolio	N/A	811-22424
Global Macro Capital Opportunities Portfolio	N/A	811-22896
Global Macro Portfolio	N/A	811-08342
Global Opportunities Portfolio	N/A	811-22350
Greater India Portfolio	N/A	811-08340
High Income Opportunities Portfolio	N/A	811-08464
International Income Portfolio	N/A	811-22049
Senior Debt Portfolio	N/A	811-08876
Stock Portfolio	N/A	811-22336
Tax-Managed Growth Portfolio	N/A	811-07409
Tax-Managed International Equity Portfolio	N/A	811-10389
Tax-Managed Multi-Cap Growth Portfolio	N/A	811-09837
Tax-Managed Small-Cap Portfolio	N/A	811-10065
Tax-Managed Value Portfolio	N/A	811-10387
5-to-15 Year Laddered Municipal Bond Portfolio	N/A	811-23151